Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements include the accounts of DoorDash, Inc. and its wholly-owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the requirements of the U.S. Securities and Exchange Commission (the “SEC”) for interim reporting. All intercompany transactions have been eliminated in consolidation.
These unaudited condensed consolidated interim financial statements reflect all normal recurring adjustments that are, in the opinion of management, necessary to fairly present the information set forth herein. They should be read in conjunction with the audited consolidated financial statements and related notes included in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2020. Interim results are not necessarily indicative of the results for a full year.

Basis of Presentation
The accompanying consolidated financial statements include the accounts of DoorDash, Inc. and its wholly-owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions have been eliminated in consolidation.

Reclassifications	Reclassifications Certain amounts from prior periods have been reclassified to conform to the current period presentation.	Reclassifications Certain amounts from prior periods have been reclassified to conform to the current period presentation.
Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in accordance with GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the financial statements, as well as the reported amounts of revenue and expenses during
the periods presented.
Estimates
include, but are not limited to, revenue recognition, allowances for credit losses, gift card breakage, estimated useful lives of property and equipment, capitalized software and website development costs, intangible assets, stock-based compensation, valuation of investments and other financial instruments, valuation of acquired intangible assets and goodwill, the incremental borrowing rate applied in lease accounting, insurance reserves, loss contingencies, and income and indirect taxes. Actual results could differ from these estimates.

Use of Estimates
The preparation of consolidated financial statements in accordance with GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the financial statements, as well as the reported amounts of revenue and expenses during the period presented. Estimates include, but are not limited to, revenue recognition, allowances for credit losses, estimated useful lives of property and equipment, capitalized software and website development costs, intangible assets, stock-based compensation, valuation of investments and other financial instruments, valuation of acquired intangible assets and goodwill, the incremental borrowing rate applied in lease accounting, insurance reserves, loss contingencies, and income and indirect taxes. Actual results could differ from these estimates.

Gift Cards, Contract Liabilities and Deferred Contract Costs
Gift Cards
The Company sells gift cards to consumers that can be redeemed through its Marketplace. Those gift cards have no expiration date and administrative fees are not charged on unused gift cards. In prior periods, with limited history as to consumers’ redemption patterns, proceeds from the sale of gift cards were fully deferred and recorded as contract liabilities until consumers use the card to place orders on its platform. When gift cards are redeemed, revenue is recognized on a net basis as the difference between the amounts collected from consumers less amounts remitted to merchants and Dashers. During the third quarter of 2021, the Company concluded that it had developed sufficient historical evidence regarding the pattern of consumer redemptions of gift cards to have the ability to estimate the portion of outstanding gift cards that will never be redeemed (“breakage”) and for which there is no legal obligation to remit the value of the unredeemed gift cards to the relevant jurisdiction as unclaimed or abandoned property. The Company recognizes the breakage amounts as revenue, proportionate to the pattern of revenue recognition for the gift card redemptions. As a result of this change in estimate, the Company recorded $36 million of gift card breakage revenue during the three months ended September 30, 2021. Estimating future breakage rates requires judgment based on current and historical patterns of redemption, and the actual breakage rates may vary from the estimate.

Revenue Recognition
The Company recognizes revenue in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 606,
Revenue from Contracts with its Customers.
The Company generates a substantial majority of its revenue from orders completed through the DoorDash Marketplace and the related commissions charged to partner merchants and fees charged to consumers. A partner merchant represents a merchant that has entered into a contractual agreement with DoorDash. Revenue from the DoorDash Marketplace is recognized at the point in time when the consumer obtains control of the merchant’s products. The Company also generates revenue from membership fees paid by consumers for DashPass, which is recognized as part of the DoorDash Marketplace. Revenue generated from the Company’s DashPass subscriptions is recognized on a ratable basis over the contractual period, which is generally one month to one year depending on the type of subscription purchased by the consumer. In addition, the Company also generates revenue from its Drive offering by collecting per-order
fees from merchants that use its local logistics platform to arrange for delivery services that fulfill demand generated through their own channels. Revenue from Drive is recognized at the point in time when the consumer obtains control of the merchant’s products.
When determining the appropriate accounting for the fees collected in exchange for the use of the Company’s local logistics platform, the Company considered its contractual arrangements with the parties involved as well as its customary business practices. Under the Company’s agreements with partner merchants, the Company agrees to a commission to be earned as a percentage of the total dollar value of goods ordered. When a consumer signs up to use the Company’s local logistics platform, the consumer agrees to be charged certain fees, at the time an order is placed, in exchange for use of the platform. The Company has concluded that a contract exists between the Company and a partner merchant when the partner merchant accepts each consumer’s order, and a contract exists between the Company and a consumer when the consumer places the order and requests delivery services. The duration of a contract is typically equal to the time between when the order is placed and a Dasher picks up the food from the merchant. Contracts including variable consideration with partner merchants were not material for the periods presented.
The Company’s local logistics platform facilitates orders between consumers and partner merchants. Separately, the Company’s platform arranges for consumers to obtain delivery service from Dashers. The Company has determined that the order facilitation service and delivery facilitation service are distinct performance obligations and has therefore considered whether it is a principal or agent separately for each of these items. The order facilitation service and the delivery facilitation service are distinct given that the consumer can benefit from each item separately. Further, the order facilitation service and delivery facilitation service are separately identifiable as the nature of the promises are to transfer the order facilitation service and delivery facilitation service individually, rather than as a combined item.
Principal vs. Agent Considerations
Judgment is required in determining whether the Company is the principal or the agent in transactions with partner merchants, consumers, and Dashers. As it relates to the accounting for order facilitation services and delivery facilitation services, the Company evaluated whether to present revenue on a gross versus net basis based on whether it controls each specified good or service before it is provided to the consumer in DoorDash Marketplace transactions.
With respect to order facilitation services, the Company has determined it is an agent for partner merchants in facilitating the sale of products to the consumer through the DoorDash Marketplace. The consumer accesses the Company’s local logistics platform to identify merchants and places an order for merchants’ products. These orders are picked up from partner merchants and delivered to consumers by Dashers. The Company does not control the products prior to them being transferred to the consumer as it neither has the ability to redirect the products to another consumer nor does it obtain any economic benefit from the products.
With respect to delivery facilitation services, the Company has determined it is acting as an agent for the consumer in facilitating the delivery of products by connecting consumers with Dashers. As the Company’s role with the delivery facilitation service is only to arrange for a delivery opportunity to be offered to prospective Dashers, it does not control how the delivery service is ultimately provided to the consumer.
As the Company is an agent in facilitating the sale of products and delivery services, the Company reports revenue on a net basis, reflecting amounts collected from consumers, less amounts remitted to merchants and Dashers. Dasher payout represents the amounts paid to Dashers for deliveries, including incentives and tips, except for certain referral bonuses. From time to time, Dashers may request an earlier payment settlement in exchange for a reduction in Dasher payout. The amounts payable to merchants and Dashers are included in accrued expenses and other current liabilities on the consolidated balance sheets as payments are typically settled on a weekly basis.
The Company recognizes revenue from both partner merchants and consumers for each successfully completed transaction. The Company satisfies its performance obligations to a partner merchant when there is a successful sale of the merchant’s products and meets its performance obligation to a consumer once the Dasher has picked up the products from the merchant for delivery to the consumer.
DoorDash also provides
value-add
services to merchants. These services are generally considered separate performance obligations and revenue is recognized over the period in which services are provided. Revenue generated from such services is not material in all periods presented.
Gift Cards
The Company sells gift cards to consumers that can be redeemed through its Marketplace. Proceeds from the sale of gift cards are deferred and recorded as contract liabilities until consumers use the card to place orders on its platform. When gift cards are redeemed, revenue is recognized on a net basis as the difference between the amounts collected from consumers less amounts remitted to merchants and Dashers.
Refunds and Credits
From time to time the Company issues credits or refunds to merchants and consumers to ameliorate issues that may arise with orders. The Company accounts for such refunds as variable consideration and therefore records the amount of each refund or credit issued as a reduction of revenue.
Incentive Programs
The Company offers incentives to attract consumers and Dashers to use its local logistics platform. Consumers typically receive credits or discounted delivery fees while Dashers typically receive cash incentives. Each of the incentives are described below:
Consumer Promotions
The Company uses promotions in tandem with sales and marketing spend to attract new consumers to its platform. Promotions offered to consumers are primarily recorded as a reduction of revenue and include the following:
New consumer incentives:
The Company records discounts and incentives provided to new consumers as a promotion and reduces revenue on the date that the corresponding revenue transaction is recorded.
Consumer referrals:
The Company offers referral credits to its existing consumers for referrals of new consumers. These referral credits are paid in exchange for a distinct marketing service and therefore the portion of these credits that is equal to or less than the fair value of acquiring a new consumer are accounted for as a consumer acquisition cost. These new consumer acquisition costs are expensed as incurred and reflected as sales and marketing expenses in the Company’s consolidated statements of operations. The portion of these credits in excess of the fair value of acquiring a new consumer is accounted for as a reduction of revenue.
Existing consumer incentives:
On occasion, the Company offers promotional discounts to existing consumers. The Company records incentives provided to existing consumers as a promotion and reduces revenue on the date that the corresponding revenue transaction is recorded.
Dasher Incentives and Referrals
The Company offers various incentives to Dashers, which are primarily recorded within Dasher payout and reduce revenue. These are offered in various forms and include:
Peak pay
: The Company makes additional payments to Dashers to incentivize them to accept delivery opportunities during peak demand time.
Dasher referrals
: The Company offers referral bonuses to referring Dashers, as well as to referred Dashers, once the new Dasher has met certain qualifying conditions. The Company expenses the fair value of payments made to the referring Dashers as incurred in sales and marketing expenses in the consolidated statements of operations, since the marketing of the Company’s platform to acquire new Dashers represents a distinct benefit to the Company. The portion of these referral bonuses in excess of the fair value of payments made to the referring Dashers is accounted for as a reduction of revenue. Payments made to the referred Dashers are recorded within Dasher payout and reduce revenue at the time the corresponding revenue transaction is recorded.
Cost of Revenue, Exclusive of Depreciation and Amortization
Cost of revenue primarily consists of (i) order management costs, which include payment processing charges, net of rebates issued from payment processors, costs associated with cancelled orders, costs related to placing orders with non-partner
merchants, and insurance expenses, (ii) platform costs, which include costs for onboarding merchants and Dashers, costs for providing support for consumers, merchants, and Dashers, and technology platform infrastructure costs, and (iii) personnel costs, which include personnel-related compensation expenses related to the Company’s local operations, support, and other teams, and allocated overhead. Personnel-related compensation expenses primarily include salary, bonus, benefits, and stock-based compensation expense. Allocated overhead is determined based on an allocation of shared costs, such as facilities (including rent and utilities) and information technology costs, among all departments based on employee headcount. As such, allocated shared costs are reflected in each of the expense categories.

Segments
Segments
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates in one reportable segment. See Note 3 for revenue by geography. As of December 31, 2019, long-lived assets located outside of the United States were not material. As of December 31, 2020, long-lived assets located outside of the United States were $21 million.

Business Combinations
Business Combinations
The Company accounts for business combinations using the acquisition method of accounting, which requires, among other things, allocation of the fair value of purchase consideration to the tangible and intangible assets acquired and liabilities assumed at their estimated fair values on the acquisition date. The excess of the fair value of purchase consideration over the values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair value of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to the valuation of intangible assets. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, not to exceed one year from the date of acquisition, the Company may record adjustments to the assets acquired and liabilities assumed, with a corresponding offset to goodwill if new information is obtained related to facts and circumstances that existed as of the acquisition date. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are reflected in the consolidated statements of operations. Acquisition costs, such as legal and consulting fees, are expensed as incurred.

Cash, Cash Equivalents, and Restricted Cash
Cash, Cash Equivalents, and Restricted Cash
Cash includes demand deposits with banks or financial institutions as well as cash in transit from payment processors. Cash equivalents include short-term, highly liquid investments with original maturities of three months or less and their carrying values approximate fair value due to their short-term maturities. Restricted cash consists of collateral provided for letters of credit established primarily for real estate leases and insurance policies. As of December 31, 2020, the restricted cash balance was not material.

Marketable Securities
Marketable Securities
Marketable securities primarily consist of commercial paper, U.S. government agency securities, U.S. Treasury securities, and corporate bonds. The Company invests in a diversified portfolio of marketable securities and limits the concentration of its investment in any particular security. Securities with original maturities greater than three months, but less than one year, are included in current assets and securities with original maturities greater than one year are included in non-current
assets on the consolidated balance sheets. All marketable securities are classified as available-for-sale
and reported at fair value.
If the estimated fair value of an
available-for-sale
debt security is below its amortized cost basis, then the Company evaluates the security for impairment. The Company considers its intent to sell the security or whether it is more likely than not that it will be required to sell the security before recovery of its amortized basis. If either of these criteria are met, the debt security’s amortized cost basis is written down to fair value through other income (expense), net in the consolidated statements of operations. If neither of these criteria are met, the Company evaluates whether unrealized losses have resulted from a credit loss or other factors. The factors considered in determining whether a credit loss exists can include the extent to which fair value is less than the amortized cost basis, changes to the rating of the security by a rating agency, any adverse conditions specifically related to the security, as well as other factors. An impairment relating to credit losses is recorded through an allowance for credit losses reported in other income (expense), net in the consolidated statements of operations. The allowance is limited by the amount that the fair value of the debt security is below its amortized cost basis. When a credit loss exists, the Company compares the present value of cash flows expected to be collected from the debt security with the amortized cost basis of the security to determine what allowance amount, if any, should be recorded. Unrealized losses not resulting from credit losses are recorded through accumulated other comprehensive income (loss).

Funds Held at Payment Processors
Funds Held at Payment Processors
Funds held at payment processors represent cash due from the Company’s payment processors for cleared transactions with merchants and consumers, as well as funds transferred to payment processors for Dasher payout.

Accounts Receivable, Net and Allowance for Credit Losses
Accounts Receivable, Net and Allowance for Credit Losses
Accounts receivable, net primarily represents receivables from merchants generated through the Company’s Drive offering. The Company maintains an allowance for credit losses, which is based on the Company’s assessment of the collectability of accounts. The Company regularly reviews the adequacy of the allowance for credit losses on a collective basis by considering the age of each outstanding invoice, each customer’s expected ability to pay and collection history, current market conditions, and reasonable and supportable forecasts of future economic conditions to determine whether the allowance is appropriate. Accounts receivable deemed uncollectible are charged against the allowance for credit losses when identified.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the related assets. The useful lives are as follows:

Estimated Useful Life
Equipment for merchants	2 years
Computer equipment and software	2 years
Office equipment	5 years
Capitalized software and website development costs	2 years
Leasehold improvements	Shorter of estimated useful life or lease term
Maintenance and repair costs are charged to expense as incurred. Upon disposal of a fixed asset, the Company records a gain or loss based on the difference between the proceeds received and the net book value of the disposed asset.
Goodwill and Intangible Assets
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in a business combination. Goodwill is not amortized, but is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset may be impaired. The Company’s impairment tests are based on a single operating segment and reporting unit structure. If the carrying value of the reporting unit exceeds its fair value, an impairment charge is recognized for the excess of the carrying value of the reporting unit over its fair value.
The Company conducted its annual goodwill impairment test during the fourth quarter of 2020 and determined that the fair value of the reporting unit significantly exceeded its carrying value. No impairment charge was recorded in any of the periods presented in the accompanying consolidated financial statements.
Intangible Assets, Net
Intangible assets are recorded at fair value as of the date of acquisition and amortized on a straight-line basis over their estimated useful lives. The Company reviews identifiable amortizable intangible assets to be held and used for impairment under the long-lived asset model described under “Impairment of Long-Lived Assets” below.
Capitalized Software and Website Development Costs
The Company incurred costs relating to the development of the Company’s technology platform, which includes Dasher and merchant tools, mobile apps, and website and content development. Software development costs related to software acquired, developed, or modified solely to meet the Company’s internal requirements, with no substantive plans to market such software at the time of development, are capitalized during the application development stage of the project. Costs incurred during the preliminary planning and evaluation stage of the project and during the post implementation operational stage are expensed as incurred. Costs to develop the Company’s technology platform are capitalized when preliminary development efforts are successfully completed, management has authorized and committed project funding, and it is probable that the project will be completed and the software will be used as intended. Costs incurred for enhancements that are expected to result in additional functionality are capitalized and expensed over the estimated useful life of the upgrades on a per project basis.

Impairment of Long-Lived Assets		Impairment of Long-Lived AssetsThe Company evaluates its long-lived assets or asset groups for indicators of possible impairment by comparison of the carrying amount to future net undiscounted cash flows expected to be generated by such asset or asset group when events or changes in circumstances indicate the carrying amount of an asset or asset group may not be recoverable. Should an impairment exist, the impairment loss would be measured based on the excess carrying value of the asset or asset group over the asset’s or asset group’s fair value generally determined by estimates of future discounted cash flows. Assets to be disposed of are reported at the lower of their carrying amount or fair value less costs to sell.
Insurance Reserves
Insurance Reserves
The Company utilizes a combination of third-party insurance and self-insurance programs to insure costs including auto liability related to both bodily injury and physical damage, and uninsured and underinsured motorists up to a certain dollar retention limit. The recorded self-insurance reserves reflect the estimated cost for claims incurred but not paid and claims that have been incurred but not yet reported. The estimate of the Company’s self-insured ultimate obligation utilizes actuarial techniques applied to historical claim and loss experience. The Company utilizes assumptions based on actuarial judgment with consideration toward relevant industry claim and loss development factors, which includes the development time frame and settlement patterns, and expected loss rates. To limit exposure to some risks, the Company maintains additional insurance coverage with varying limits and retentions. The Company cannot predict whether this insurance will be adequate to cover all potential hazards incidental to its business. Reserves are periodically reviewed and adjusted as necessary as experience develops or new information becomes known. However, ultimate results may differ from the Company’s estimates, which could result in losses over the Company’s reserved amounts.

Loss Contingencies
Loss Contingencies
The Company is involved in various lawsuits, claims, investigations, and proceedings that arise in connection with its business. Certain of these matters include speculative claims for substantial or indeterminate amounts of damages. The Company records a liability in accrued expenses and other current liabilities on the consolidated balance sheets when the Company believes that it is both probable that a loss has been incurred and the amount or range can be reasonably estimated. The Company discloses material contingencies when it believes that a loss is not probable but reasonably possible. Significant judgment is required to determine both probability and the estimated amount. The Company reviews these provisions on a quarterly basis and adjusts these provisions accordingly to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and updated information.
Sales and Indirect Taxes
Sales and Indirect Taxes
The Company records sales and indirect tax liabilities when they become probable and the amount can be reasonably estimated. Sales and indirect tax liabilities are included in accrued expenses and other current liabilities on the consolidated balance sheets.

Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss) consists of foreign currency translation adjustments and unrealized gains and losses on available-for-sale
marketable securities. The financial statements of the Company’s foreign subsidiaries are translated from their functional currency, which is typically the local currency, into U.S. dollars. Assets and liabilities are translated at period end rates of exchange, and revenue and expenses are translated using average monthly exchange rates. The resulting gain or loss is included in accumulated other comprehensive income (loss) on the consolidated balance sheets.
Available-for-sale
securities are reported at fair value, with unrealized gains and losses included as a separate component of stockholders’ deficit within accumulated other comprehensive income (loss).

Stock-Based Compensation
Stock-Based Compensation
The Company estimates the fair value of stock options granted to employees and directors using the Black-Scholes option-pricing model. The fair value of stock options is recognized as compensation expense on a straight-line basis over the requisite service period, which is typically four years.
The Black-Scholes model considers several variables and assumptions in estimating the fair value of stock-based awards. These variables include:

•	per share fair value of the underlying common stock;

•	exercise price;

•	expected term;

•	risk-free interest rate;

•	expected stock price volatility over the expected term; and

•	expected annual dividend yield.
For all stock options granted, the Company calculated the expected term using the simplified method for “plain vanilla” stock option awards. The risk-free interest rate is based on the yield available on U.S. Treasury zero-coupon
issues similar in duration to the expected term of the stock-based award. The Company’s common stock is not publicly traded, and therefore, the Company used the historical volatility of the stock price of similar publicly traded peer companies. The Company utilized a dividend yield of zero, as it had no history or plan of declaring dividends on its common stock.
The fair value of RSUs is estimated based on the fair value of the Company’s common stock on the date of grant. Prior to November 2020, RSUs granted by the Company vest upon the satisfaction of both a service-based vesting condition, which is typically four years, and a liquidity event-related performance vesting condition. The liquidity event-related performance vesting condition was achieved upon the consummation of the Company’s IPO, and the Company recorded a cumulative stock-based compensation expense of $279 million as of the IPO date for those RSUs for which the service-based vesting condition has been satisfied. Stock-based compensation related to the remaining service-based period after the liquidity event-related performance vesting condition was satisfied will be recorded over the remaining requisite service period using the accelerated attribution method. Since November 2020, with the exception of the CEO Performance Award (as discussed further in Note 12), the Company only granted RSUs that vest upon the satisfaction of a service-based vesting condition and the compensation expense for these RSUs is recognized on a straight-line basis over the requisite service period.
For the CEO Performance Award that includes a market condition, the fair value of the award is determined using a Monte Carlo simulation model. The associated stock-based compensation is recorded over the derived service period, using the accelerated attribution method. If the stock price goals are met sooner than the derived service period, the Company will adjust the stock-based compensation expense to reflect the cumulative expense associated with the vested award. Provided that Tony Xu continues to be the Chief Executive Officer of the Company, Stock-based compensation expense is recognized over the requisite service period, regardless of whether the stock price goals are achieved.
Prior to the IPO, the fair value of the shares of common stock underlying the stock options and RSUs has historically been determined by the Company’s board of directors as there is no public market for the underlying common stock. The Company’s board of directors determined the fair value of the Company’s common stock by considering a number of objective and subjective factors including: contemporaneous third-party valuations of its common stock, the valuation of comparable companies, sales of the Company’s common and redeemable convertible preferred stock to outside investors in arms-length transactions (including the IPO), the Company’s operating and financial performance, the lack of marketability, and the general and industry specific economic outlook, amongst other factors. After the completion of the IPO, the fair value of the Company’s Class A common stock is determined based on the New York Stock Exchange (“NYSE”) closing price on the date of grant.
The Company records forfeitures when they occur for all share-based payment awards.

Provision for Income Taxes
Provision for Income Taxes
The Company accounts for income taxes using the asset and liability method. Under this method, deferred income tax assets and liabilities are recorded based on the estimated future tax effects of differences between the financial statement and income tax basis of existing assets and liabilities. These differences are measured using the enacted statutory tax rates that are expected to apply to taxable income for the years in which differences are expected to reverse. The Company recognizes the effect on deferred income taxes of a change in tax rates in the period that includes the enactment date. The Company records a valuation allowance to reduce its deferred tax assets to the net amount that it believes is more-likely-than-not
to be realized. Management considers all available evidence, both positive and negative, including historical levels of income, expectations and risks associated with estimates of future taxable income, and ongoing tax planning strategies in assessing the need for a valuation allowance.
The Company operates in various tax jurisdictions and is subject to audit by tax authorities. The Company recognizes the tax benefit of an uncertain tax position only if it is more-likely-than-not
that the position is sustainable upon examination by the taxing authority, based on the technical merits. The tax benefit recognized is measured as the largest amount of benefit which is greater than 50% likely to be realized upon settlement with the taxing authority. The Company recognizes interest accrued and penalties related to unrecognized tax benefits in the provision for income taxes.

Fair Value
Fair Value
The Company measures certain assets and liabilities at fair value on a recurring basis based on an expected exit price, which represents the amount that would be received on the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability.
The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis, whereby inputs used in valuation techniques, are assigned a hierarchical level. The following are the hierarchical levels of inputs to measure fair value:

Level 1	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	Unobservable inputs reflecting the Company’s own assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.
The carrying amounts of certain of the Company’s financial instruments, which include cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued expenses and other current liabilities approximate their fair values due to their short maturities. The carrying value of the Company’s convertible promissory notes entered into in February 2020, which are recorded at amortized cost, approximates fair value as the stated interest rate approximates market rates for similar loans.

Concentration of Credit Risk
Concentration of Credit Risk
The Company’s cash, cash equivalents, marketable securities, funds held at payment processors, and accounts receivable are potentially subject to concentration of credit risk. Although the Company deposits its cash with multiple financial institutions, the deposits, at times, may exceed federally insured limits. Management believes that the institutions are financially stable and, accordingly, minimal credit risk exists. The Company limits purchases of debt securities to investment-grade securities. The Company has not experienced any significant credit losses historically.
The Company relies on a limited number of third parties to provide payment processing services (“payment processors”) including collecting amounts due from end-users
and processing Dasher payouts. Payment processors are financial institutions or credit card companies that the Company believes are of high credit quality. The Company retains the risk of collecting such amounts from the payment processor, which are included in funds held at payment processors for the unsettled portion at each period end. The portion of the payments to be remitted to Dashers and merchants is included in accrued expenses and other current liabilities. Although the Company pre-authorizes
forms of payment to mitigate its exposure, the Company absorbs all credit card losses.
Accounts receivable, net primarily represents receivables from merchants that were generated through the Company’s Drive offering. As of December 31, 2019, two entities individually accounted for 26% and 11% of accounts receivable, net, respectively. As of December 31, 2020, three entities individually accounted for 20%, 14%, and 10% of accounts receivable, net, respectively. No customer accounted for 10% or more of revenue for the years ended December 31, 2018, 2019, and 2020.

Revenue Recognition
Gift Cards
The Company sells gift cards to consumers that can be redeemed through its Marketplace. Those gift cards have no expiration date and administrative fees are not charged on unused gift cards. In prior periods, with limited history as to consumers’ redemption patterns, proceeds from the sale of gift cards were fully deferred and recorded as contract liabilities until consumers use the card to place orders on its platform. When gift cards are redeemed, revenue is recognized on a net basis as the difference between the amounts collected from consumers less amounts remitted to merchants and Dashers. During the third quarter of 2021, the Company concluded that it had developed sufficient historical evidence regarding the pattern of consumer redemptions of gift cards to have the ability to estimate the portion of outstanding gift cards that will never be redeemed (“breakage”) and for which there is no legal obligation to remit the value of the unredeemed gift cards to the relevant jurisdiction as unclaimed or abandoned property. The Company recognizes the breakage amounts as revenue, proportionate to the pattern of revenue recognition for the gift card redemptions. As a result of this change in estimate, the Company recorded $36 million of gift card breakage revenue during the three months ended September 30, 2021. Estimating future breakage rates requires judgment based on current and historical patterns of redemption, and the actual breakage rates may vary from the estimate.

Revenue Recognition
The Company recognizes revenue in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 606,
Revenue from Contracts with its Customers.
The Company generates a substantial majority of its revenue from orders completed through the DoorDash Marketplace and the related commissions charged to partner merchants and fees charged to consumers. A partner merchant represents a merchant that has entered into a contractual agreement with DoorDash. Revenue from the DoorDash Marketplace is recognized at the point in time when the consumer obtains control of the merchant’s products. The Company also generates revenue from membership fees paid by consumers for DashPass, which is recognized as part of the DoorDash Marketplace. Revenue generated from the Company’s DashPass subscriptions is recognized on a ratable basis over the contractual period, which is generally one month to one year depending on the type of subscription purchased by the consumer. In addition, the Company also generates revenue from its Drive offering by collecting per-order
fees from merchants that use its local logistics platform to arrange for delivery services that fulfill demand generated through their own channels. Revenue from Drive is recognized at the point in time when the consumer obtains control of the merchant’s products.
When determining the appropriate accounting for the fees collected in exchange for the use of the Company’s local logistics platform, the Company considered its contractual arrangements with the parties involved as well as its customary business practices. Under the Company’s agreements with partner merchants, the Company agrees to a commission to be earned as a percentage of the total dollar value of goods ordered. When a consumer signs up to use the Company’s local logistics platform, the consumer agrees to be charged certain fees, at the time an order is placed, in exchange for use of the platform. The Company has concluded that a contract exists between the Company and a partner merchant when the partner merchant accepts each consumer’s order, and a contract exists between the Company and a consumer when the consumer places the order and requests delivery services. The duration of a contract is typically equal to the time between when the order is placed and a Dasher picks up the food from the merchant. Contracts including variable consideration with partner merchants were not material for the periods presented.
The Company’s local logistics platform facilitates orders between consumers and partner merchants. Separately, the Company’s platform arranges for consumers to obtain delivery service from Dashers. The Company has determined that the order facilitation service and delivery facilitation service are distinct performance obligations and has therefore considered whether it is a principal or agent separately for each of these items. The order facilitation service and the delivery facilitation service are distinct given that the consumer can benefit from each item separately. Further, the order facilitation service and delivery facilitation service are separately identifiable as the nature of the promises are to transfer the order facilitation service and delivery facilitation service individually, rather than as a combined item.
Principal vs. Agent Considerations
Judgment is required in determining whether the Company is the principal or the agent in transactions with partner merchants, consumers, and Dashers. As it relates to the accounting for order facilitation services and delivery facilitation services, the Company evaluated whether to present revenue on a gross versus net basis based on whether it controls each specified good or service before it is provided to the consumer in DoorDash Marketplace transactions.
With respect to order facilitation services, the Company has determined it is an agent for partner merchants in facilitating the sale of products to the consumer through the DoorDash Marketplace. The consumer accesses the Company’s local logistics platform to identify merchants and places an order for merchants’ products. These orders are picked up from partner merchants and delivered to consumers by Dashers. The Company does not control the products prior to them being transferred to the consumer as it neither has the ability to redirect the products to another consumer nor does it obtain any economic benefit from the products.
With respect to delivery facilitation services, the Company has determined it is acting as an agent for the consumer in facilitating the delivery of products by connecting consumers with Dashers. As the Company’s role with the delivery facilitation service is only to arrange for a delivery opportunity to be offered to prospective Dashers, it does not control how the delivery service is ultimately provided to the consumer.
As the Company is an agent in facilitating the sale of products and delivery services, the Company reports revenue on a net basis, reflecting amounts collected from consumers, less amounts remitted to merchants and Dashers. Dasher payout represents the amounts paid to Dashers for deliveries, including incentives and tips, except for certain referral bonuses. From time to time, Dashers may request an earlier payment settlement in exchange for a reduction in Dasher payout. The amounts payable to merchants and Dashers are included in accrued expenses and other current liabilities on the consolidated balance sheets as payments are typically settled on a weekly basis.
The Company recognizes revenue from both partner merchants and consumers for each successfully completed transaction. The Company satisfies its performance obligations to a partner merchant when there is a successful sale of the merchant’s products and meets its performance obligation to a consumer once the Dasher has picked up the products from the merchant for delivery to the consumer.
DoorDash also provides
value-add
services to merchants. These services are generally considered separate performance obligations and revenue is recognized over the period in which services are provided. Revenue generated from such services is not material in all periods presented.
Gift Cards
The Company sells gift cards to consumers that can be redeemed through its Marketplace. Proceeds from the sale of gift cards are deferred and recorded as contract liabilities until consumers use the card to place orders on its platform. When gift cards are redeemed, revenue is recognized on a net basis as the difference between the amounts collected from consumers less amounts remitted to merchants and Dashers.
Refunds and Credits
From time to time the Company issues credits or refunds to merchants and consumers to ameliorate issues that may arise with orders. The Company accounts for such refunds as variable consideration and therefore records the amount of each refund or credit issued as a reduction of revenue.
Incentive Programs
The Company offers incentives to attract consumers and Dashers to use its local logistics platform. Consumers typically receive credits or discounted delivery fees while Dashers typically receive cash incentives. Each of the incentives are described below:
Consumer Promotions
The Company uses promotions in tandem with sales and marketing spend to attract new consumers to its platform. Promotions offered to consumers are primarily recorded as a reduction of revenue and include the following:
New consumer incentives:
The Company records discounts and incentives provided to new consumers as a promotion and reduces revenue on the date that the corresponding revenue transaction is recorded.
Consumer referrals:
The Company offers referral credits to its existing consumers for referrals of new consumers. These referral credits are paid in exchange for a distinct marketing service and therefore the portion of these credits that is equal to or less than the fair value of acquiring a new consumer are accounted for as a consumer acquisition cost. These new consumer acquisition costs are expensed as incurred and reflected as sales and marketing expenses in the Company’s consolidated statements of operations. The portion of these credits in excess of the fair value of acquiring a new consumer is accounted for as a reduction of revenue.
Existing consumer incentives:
On occasion, the Company offers promotional discounts to existing consumers. The Company records incentives provided to existing consumers as a promotion and reduces revenue on the date that the corresponding revenue transaction is recorded.
Dasher Incentives and Referrals
The Company offers various incentives to Dashers, which are primarily recorded within Dasher payout and reduce revenue. These are offered in various forms and include:
Peak pay
: The Company makes additional payments to Dashers to incentivize them to accept delivery opportunities during peak demand time.
Dasher referrals
: The Company offers referral bonuses to referring Dashers, as well as to referred Dashers, once the new Dasher has met certain qualifying conditions. The Company expenses the fair value of payments made to the referring Dashers as incurred in sales and marketing expenses in the consolidated statements of operations, since the marketing of the Company’s platform to acquire new Dashers represents a distinct benefit to the Company. The portion of these referral bonuses in excess of the fair value of payments made to the referring Dashers is accounted for as a reduction of revenue. Payments made to the referred Dashers are recorded within Dasher payout and reduce revenue at the time the corresponding revenue transaction is recorded.
Cost of Revenue, Exclusive of Depreciation and Amortization
Cost of revenue primarily consists of (i) order management costs, which include payment processing charges, net of rebates issued from payment processors, costs associated with cancelled orders, costs related to placing orders with non-partner
merchants, and insurance expenses, (ii) platform costs, which include costs for onboarding merchants and Dashers, costs for providing support for consumers, merchants, and Dashers, and technology platform infrastructure costs, and (iii) personnel costs, which include personnel-related compensation expenses related to the Company’s local operations, support, and other teams, and allocated overhead. Personnel-related compensation expenses primarily include salary, bonus, benefits, and stock-based compensation expense. Allocated overhead is determined based on an allocation of shared costs, such as facilities (including rent and utilities) and information technology costs, among all departments based on employee headcount. As such, allocated shared costs are reflected in each of the expense categories.

Sales and Marketing and General and Administrative
Sales and Marketing
Sales and marketing expenses primarily consist of advertising and other ancillary expenses related to merchant, consumer, and Dasher acquisition, including certain consumer referral credits and Dasher referral fees paid to the referrers to the extent they represent fair value of acquiring a new consumer or a new Dasher, brand marketing expenses, personnel-related compensation expenses for sales and marketing employees, and commissions expense including amortization of deferred contract costs, as well as allocated overhead. Advertising expenses were $81 million, $446 million, and $698 million for the years ended December 31, 2018, 2019, and 2020, respectively.
General and Administrative
General and administrative expenses primarily consist of legal, tax, and regulatory expenses, which include litigation settlement expenses and sales and indirect taxes, personnel-related compensation expenses related to administrative employees, which include finance and accounting, human resources and legal, chargebacks associated with fraudulent credit card transactions, professional services fees, acquisition-related expenses, and allocated overhead.
Research and Development
Research and Development
Research and development expenses primarily consist of personnel-related compensation expenses related to data analytics and the design of, product development of, and improvements to the Company’s platform, as well as expenses associated with the licensing of third-party software and allocated overhead.

Depreciation and Amortization
Depreciation and Amortization
Depreciation and amortization expenses primarily consist of depreciation and amortization expenses associated with the Company’s property and equipment and intangible assets. Depreciation includes expenses associated with equipment for merchants, including equipment for merchants under finance leases, computer equipment and software, office equipment, and leasehold improvements. Amortization includes expenses associated with the Company’s capitalized software and website development costs, as well as acquired intangible assets. Depreciation and amortization are excluded from cost of revenue and operating expenses.

Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Share Attributable to Common Stockholders
The Company computes net loss per common share following the two-class
method required for multiple classes of common stock and participating securities. The Company considers its previously outstanding redeemable convertible preferred stock to be participating securities. The two-class
method requires income (loss) available to common stockholders for the period to be allocated between multiple classes of common stock and participating securities based upon their respective rights to receive dividends as if all income (loss) for the period had been distributed. The holders of the Company’s redeemable convertible preferred stock would be entitled to dividends in preference to common stockholders, at specified rates, if declared. Such dividends are not cumulative. Any remaining earnings would be distributed among the holders of redeemable convertible preferred stock and common stock pro rata on an as-converted
basis. These holders of the Company’s redeemable convertible preferred stock are not contractually obligated to participate in the Company’s losses. As such, the Company’s net losses for the years ended December 31, 2018, 2019, and 2020 were not allocated to these participating securities. The rights, including the liquidation and dividend rights, of the Class A common stock, Class B common stock, and Class C common stock are substantially identical, other than voting rights. Accordingly, the Class A common stock and Class B common stock shared proportionately in the Company’s net losses. No shares of Class C common stock were issued and outstanding as of December 31, 2020. Prior to the completion of the IPO, there were no shares of Class B common stock issued and outstanding.
Basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, less shares subject to repurchase. The diluted net loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period. For periods in which the Company reports net losses, diluted net loss per common share is the same as basic net loss per common share, because all potentially dilutive securities are anti-dilutive. Vested RSUs that have not been settled have been included in the appropriate common share class used to calculate basic net loss per share.
Upon completion of the Company’s IPO, all of the Company’s outstanding shares of redeemable convertible preferred stock were automatically converted into 239 million shares of common stock and their carrying amount reclassified into stockholders’ (deficit) equity. As of December 31, 2020, there were no shares of redeemable convertible preferred stock issued and outstanding.

Deferred Offering Costs
Deferred Offering Costs
Deferred offering costs, which consist of direct incremental legal, consulting, accounting, and other fees relating to the anticipated sale of the Company’s common stock in the IPO, are initially capitalized and recorded in other assets on the consolidated balance sheets. As of December 31, 2019, deferred offering costs capitalized was $5 million. After the IPO, all deferred offering costs were reclassified into stockholders’ (deficit) equity as a reduction of the IPO proceeds on the consolidated balance sheets.

Leases
Leases
The Company applies the guidance in Accounting Standards Update (“ASU”)
No. 2016-02,
“Leases (Topic 842)” (“ASC 842”). The Company adopted ASC 842 on January 1, 2019, using the modified retrospective transition method and used the effective date as the date of initial application. Consequently, financial information is not updated and the disclosures required under ASC 842 are not provided for dates and periods before January 1, 2019. The Company elected the package of practical expedients available in the leasing transition guidance, and therefore did not reassess whether existing or expired contracts contain leases, lease classification, or initial direct costs. Additionally, the Company has elected the practical expedient to not separate lease and non-lease
components for all of the Company’s leases. The Company also has elected the short-term lease exception for all classes of assets, and therefore does not apply the recognition requirements for leases of 12 months or less. Expense related to short-term leases is recognized either straight-line over the lease term or as incurred depending on whether the lease payments are fixed or variable. Variable lease payments were not material for the years ended December 31, 2019 and 2020. The Company did not utilize the practical expedient allowing the use of hindsight in determining the lease term and in assessing impairment of its operating lease right-of-use
(“ROU”) assets.
The Company determines if an arrangement is or contains a lease at inception. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company’s classes of assets that are leased include real estate leases and equipment leases. Operating leases consist of real estate leases and are included in operating lease ROU assets and operating lease liabilities on the Company’s consolidated balance sheets. Finance leases consist of equipment leases and are included in property and equipment, net on the Company’s consolidated balance sheets.
The Company’s real estate leases are for an initial period between one and 15 years, and typically include renewal options, the election of which is at the option of the Company. The Company includes renewal options in the measurement of lease liabilities only to the extent the option is reasonably certain to be exercised. For leases that provide the option to terminate, the lease term includes periods covered by such options to the extent the Company is reasonably certain not to exercise the option.
The Company subleases certain portions of buildings subject to operating leases. The terms and conditions of the subleases are commensurate with the terms and conditions within the original operating leases. The term of the subleases generally range from four to five years, payments are fixed within the contracts, and there are no residual value guarantees or other restrictions or covenants in the leases.
When the discount rate implicit in the lease cannot be readily determined, the Company uses the applicable incremental borrowing rate at lease commencement in order to discount lease payments to present value for purposes of performing lease classification tests and measuring the lease liability. The incremental borrowing rate represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Because the Company does not generally borrow on a collateralized basis, it uses a derived unsecured synthetic credit rating adjusted for collateralization, current available yield curves, and the lease term as inputs to derive an appropriate incremental borrowing rate.

Recent Accounting Pronouncements Adopted
Recent Accounting Pronouncements Adopted
In June 2016, the FASB issued ASU
No. 2016-13
“Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU
2016-13”).
The new guidance requires the measurement and recognition of expected credit losses for financial assets held at amortized costs. ASU
2016-13
replaces the existing incurred loss impairment model with an expected loss model which requires the use of forward-looking information to calculate credit loss estimates. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to certain available-for-sale
debt securities to be
recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. Effective on December 31, 2020, the Company lost its emerging growth company (“EGC”) status which accelerated the requirement of the adoption of ASU
2016-13.
As a result, the Company adopted
2016-13
using the modified retrospective approach as of January 1, 2020. The cumulative effect upon adoption was not material to its consolidated financial statement.
Recent Accounting Pronouncements Not Yet Adopted
In December 2019, the FASB issued ASU
2019-12,
“Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”, which eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The new guidance also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up
in the tax basis of goodwill. For public business entities, this standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted. This guidance was effective for the Company beginning on January 1, 2021 and is not expected to have a material impact on its consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU
2020-06,
“Debt-Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic
815-40)”
which removes separation models for convertible debt with a cash conversion feature and convertible instruments with a beneficial conversion feature. Such convertible debt will be accounted for as a single liability measured at its amortized cost and convertible preferred stock will be accounted for as a single equity instrument measured at its historical cost, as long as no other features require bifurcation and recognition as derivatives. The update also requires the if-converted
method to be used for convertible instruments and the effect of potential share settlement be included in the diluted earnings per share calculation when an instrument may be settled in cash or shares. For public business entities, the standard is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted. The Company is in the process of evaluating the impact of the adoption of the update on its consolidated financial statements.
In October 2020, the FASB issued ASU
2020-10,
“Codification Improvements”, which improves the Codification by having all disclosure-related guidance available in the Disclosure Sections of the Codification and also contains Codification improvements that vary in nature. For public business entities, this amendment is effective for fiscal years beginning after December 15, 2020. The amendments in this Update should be applied retrospectively. The Company does not believe the amendments will have a material impact on the disclosures to its consolidated financial statement.